Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Small Company Fund, Inc.
Entity Central Index Key	0000318531
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
PGIM JENNISON SMALL COMPANY FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class A
Trading Symbol	PGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class A	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, though returns were marked by bouts of elevated volatility. Key influences included the
US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a Federal Reserve rate cut late in the period. For the period, smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the broader market, as represented by the S&P 500 Index.
■
Positions within the health care sector (led by medtech and biotechnology) and consumer staples sector (driven by distribution) added the most to the Fund’s performance relative to the Russell 2500 Index (the “Index”).
■
Positions within the industrials sector, information technology sector (driven by software), real estate sector (specialized REITs and residential
REITs), and financials sector (especially financial services) were primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-2.21%	10.57%	9.52%
Class A without sales charges	3.48%	11.83%	10.14%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 2500 Index	10.16%	12.09%	10.52%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,207,699,520
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 20,818,488
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 3,207,699,520
Number of fund holdings	121
Total advisory fees paid for the year	$ 20,818,488
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan)	8.4%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.4%
Machinery	4.9%
Textiles, Apparel & Luxury Goods	4.5%
Metals & Mining	4.3%
Biotechnology	3.8%
Health Care Providers & Services	3.7%
Trading Companies & Distributors	3.3%
Aerospace & Defense	3.0%
Capital Markets	2.6%
Specialized REITs	2.6%
Hotels, Restaurants & Leisure	2.6%
Specialty Retail	2.3%
Professional Services	2.3%
Pharmaceuticals	2.2%
Consumer Staples Distribution & Retail	2.2%
Multi-Utilities	2.1%
Oil, Gas & Consumable Fuels	2.0%
Financial Services	1.9%
Interactive Media & Services	1.8%
Industry Classification	% of Net Assets
Electric Utilities	1.8%
Containers & Packaging	1.7%
Electrical Equipment	1.5%
Residential REITs	1.5%
Building Products	1.5%
Automobile Components	1.4%
Marine Transportation	1.3%
Industrial REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.0%
Chemicals	0.9%
Electronic Equipment, Instruments & Components	0.9%
Household Durables	0.7%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.5%
Beverages	0.5%
Hotel & Resort REITs	0.5%
Retail REITs	0.5%
Others*	1.2%
105.8%
Liabilities in excess of other assets	(5.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class C
Trading Symbol	PSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class C	$199	1.96%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, though returns were marked by bouts of elevated volatility. Key influences included the
US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a Federal Reserve rate cut late in the period. For the period, smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the broader market, as represented by the S&P 500 Index.
■
Positions within the health care sector (led by medtech and biotechnology) and consumer staples sector (driven by distribution) added the most to the Fund’s performance relative to the Russell 2500 Index (the “Index”).
■
Positions within the industrials sector, information technology sector (driven by software), real estate sector (specialized REITs and residential
REITs), and financials sector (especially financial services) we re prim
ary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.61%	10.92%	9.32%
Class C without sales charges	2.61%	10.92%	9.32%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 2500 Index	10.16%	12.09%	10.52%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,207,699,520
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 20,818,488
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 3,207,699,520
Number of fund holdings	121
Total advisory fees paid for the year	$ 20,818,488
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan)	8.4%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.4%
Machinery	4.9%
Textiles, Apparel & Luxury Goods	4.5%
Metals & Mining	4.3%
Biotechnology	3.8%
Health Care Providers & Services	3.7%
Trading Companies & Distributors	3.3%
Aerospace & Defense	3.0%
Capital Markets	2.6%
Specialized REITs	2.6%
Hotels, Restaurants & Leisure	2.6%
Specialty Retail	2.3%
Professional Services	2.3%
Pharmaceuticals	2.2%
Consumer Staples Distribution & Retail	2.2%
Multi-Utilities	2.1%
Oil, Gas & Consumable Fuels	2.0%
Financial Services	1.9%
Interactive Media & Services	1.8%
Industry Classification	% of Net Assets
Electric Utilities	1.8%
Containers & Packaging	1.7%
Electrical Equipment	1.5%
Residential REITs	1.5%
Building Products	1.5%
Automobile Components	1.4%
Marine Transportation	1.3%
Industrial REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.0%
Chemicals	0.9%
Electronic Equipment, Instruments & Components	0.9%
Household Durables	0.7%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.5%
Beverages	0.5%
Hotel & Resort REITs	0.5%
Retail REITs	0.5%
Others*	1.2%
105.8%
Liabilities in excess of other assets	(5.8)%
100.0%

*	Consists of Industries that each make up less tha n 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R
Trading Symbol	JSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R	$133	1.31%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, though returns were marked by bouts of elevated volatility. Key influences included the
US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a Federal Reserve rate cut late in the period. For the period, smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the broader market, as represented by the S&P 500 Index.
■
Positions within the health care sector (led by medtech and biotechnology) and consumer staples sector (driven by distribution) added the most to the Fund’s performance relative to the Russell 2500 Index (the “Index”).
■
Positions within the industrials sector, information technology sector (driven by software), real estate sector (specialized REITs and residential
REITs), and financials sector (especially
financial
services) were primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	3.30%	11.61%	9.93%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 2500 Index	10.16%	12.09%	10.52%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,207,699,520
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 20,818,488
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 3,207,699,520
Number of fund holdings	121
Total advisory fees paid for the year	$ 20,818,488
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan)	8.4%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.4%
Machinery	4.9%
Textiles, Apparel & Luxury Goods	4.5%
Metals & Mining	4.3%
Biotechnology	3.8%
Health Care Providers & Services	3.7%
Trading Companies & Distributors	3.3%
Aerospace & Defense	3.0%
Capital Markets	2.6%
Specialized REITs	2.6%
Hotels, Restaurants & Leisure	2.6%
Specialty Retail	2.3%
Professional Services	2.3%
Pharmaceuticals	2.2%
Consumer Staples Distribution & Retail	2.2%
Multi-Utilities	2.1%
Oil, Gas & Consumable Fuels	2.0%
Financial Services	1.9%
Interactive Media & Services	1.8%
Industry Classification	% of Net Assets
Electric Utilities	1.8%
Containers & Packaging	1.7%
Electrical Equipment	1.5%
Residential REITs	1.5%
Building Products	1.5%
Automobile Components	1.4%
Marine Transportation	1.3%
Industrial REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.0%
Chemicals	0.9%
Electronic Equipment, Instruments & Components	0.9%
Household Durables	0.7%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.5%
Beverages	0.5%
Hotel & Resort REITs	0.5%
Retail REITs	0.5%
Others*	1.2%
105.8%
Liabilities in excess of other assets	(5.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class Z
Trading Symbol	PSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class Z	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, though returns were marked by bouts of elevated volatility. Key influences included the
US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a Federal Reserve rate cut late in the period. For the period, smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the broader market, as represented by the S&P 500 Index.
■
Positions within the health care sector (led by medtech and biotechnology) and consumer staples sector (driven by distribution) added the most to the Fund’s performance relative to the Russell 2500 Index (the “Index”).
■
Positions within the industrials sector, information tec
hnolo
gy sector (driven by software), real estate sector (specialized REITs and residential
REITs), and financials sector (especially financial services) were primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.76%	12.19%	10.48%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 2500 Index	10.16%	12.09%	10.52%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,207,699,520
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 20,818,488
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 3,207,699,520
Number of fund holdings	121
Total advisory fees paid for the year	$ 20,818,488
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan)	8.4%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.4%
Machinery	4.9%
Textiles, Apparel & Luxury Goods	4.5%
Metals & Mining	4.3%
Biotechnology	3.8%
Health Care Providers & Services	3.7%
Trading Companies & Distributors	3.3%
Aerospace & Defense	3.0%
Capital Markets	2.6%
Specialized REITs	2.6%
Hotels, Restaurants & Leisure	2.6%
Specialty Retail	2.3%
Professional Services	2.3%
Pharmaceuticals	2.2%
Consumer Staples Distribution & Retail	2.2%
Multi-Utilities	2.1%
Oil, Gas & Consumable Fuels	2.0%
Financial Services	1.9%
Interactive Media & Services	1.8%
Industry Classification	% of Net Assets
Electric Utilities	1.8%
Containers & Packaging	1.7%
Electrical Equipment	1.5%
Residential REITs	1.5%
Building Products	1.5%
Automobile Components	1.4%
Marine Transportation	1.3%
Industrial REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.0%
Chemicals	0.9%
Electronic Equipment, Instruments & Components	0.9%
Household Durables	0.7%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.5%
Beverages	0.5%
Hotel & Resort REITs	0.5%
Retail REITs	0.5%
Others*	1.2%
105.8%
Liabilities in excess of other assets	(5.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R2
Trading Symbol	PSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/p
rospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R2	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, though returns were marked by bouts
of elevated volatility. Key influences included the
US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a Federal Reserve rate cut late in the period. For the period, smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the broader market, as represented by the S&P 500 Index.
■
Positions within the health care sector (led by medtech and biotechnology) and consumer staples sector (driven by distribution) added the most to the Fund’s performance relative to the Russell 2500 Index (the “Index”).
■
Positions within the industrials sector, information technology sector (driven by software), real estate sector (specialized REITs and residential
REITs), and financials sector (especially financial services) were primary
sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	3.41%	11.78%	8.70% (11/28/2017)
S&P 500 Index*	17.60%	16.47%	14.44%
Russell 2500 Index	10.16%	12.09%	8.71%
S&P SmallCap 600 Index	3.64%	12.94%	7.33%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns.
Since
Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,207,699,520
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 20,818,488
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 3,207,699,520
Number of fund holdings	121
Total advisory fees paid for the year	$ 20,818,488
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan)	8.4%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.4%
Machinery	4.9%
Textiles, Apparel & Luxury Goods	4.5%
Metals & Mining	4.3%
Biotechnology	3.8%
Health Care Providers & Services	3.7%
Trading Companies & Distributors	3.3%
Aerospace & Defense	3.0%
Capital Markets	2.6%
Specialized REITs	2.6%
Hotels, Restaurants & Leisure	2.6%
Specialty Retail	2.3%
Professional Services	2.3%
Pharmaceuticals	2.2%
Consumer Staples Distribution & Retail	2.2%
Multi-Utilities	2.1%
Oil, Gas & Consumable Fuels	2.0%
Financial Services	1.9%
Interactive Media & Services	1.8%
Industry Classification	% of Net Assets
Electric Utilities	1.8%
Containers & Packaging	1.7%
Electrical Equipment	1.5%
Residential REITs	1.5%
Building Products	1.5%
Automobile Components	1.4%
Marine Transportation	1.3%
Industrial REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.0%
Chemicals	0.9%
Electronic Equipment, Instruments & Components	0.9%
Household Durables	0.7%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.5%
Beverages	0.5%
Hotel & Resort REITs	0.5%
Retail REITs	0.5%
Others*	1.2%
105.8%
Liabilities in excess of other assets	(5.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R4
Trading Symbol	PSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R4	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, though returns were marked by bouts of elevated volatility. Key influences included the
US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a Federal Reserve rate cut late in the period. For the period, smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the broader market, as represented by the S&P 500 Index.
■
Positions within the health care sector (led by medtech and biotechnology) and consumer staples sector (driven by distribution) added the most to the Fund’s performance relative to the Russell 2500 Index (the “Index”).
■
Positions within the industrials sector, information technology sector (driven by software), real estate sector (specialized REITs and residential
REITs), and financials sector (especially financial services) were primary sources of under
performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	3.71%	12.06%	8.99% (11/28/2017)
S&P 500 Index*	17.60%	16.47%	14.44%
Russell 2500 Index	10.16%	12.09%	8.71%
S&P SmallCap 600 Index	3.64%	12.94%	7.33%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years
of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,207,699,520
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 20,818,488
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 3,207,699,520
Number of fund holdings	121
Total advisory fees paid for the year	$ 20,818,488
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan)	8.4%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.4%
Machinery	4.9%
Textiles, Apparel & Luxury Goods	4.5%
Metals & Mining	4.3%
Biotechnology	3.8%
Health Care Providers & Services	3.7%
Trading Companies & Distributors	3.3%
Aerospace & Defense	3.0%
Capital Markets	2.6%
Specialized REITs	2.6%
Hotels, Restaurants & Leisure	2.6%
Specialty Retail	2.3%
Professional Services	2.3%
Pharmaceuticals	2.2%
Consumer Staples Distribution & Retail	2.2%
Multi-Utilities	2.1%
Oil, Gas & Consumable Fuels	2.0%
Financial Services	1.9%
Interactive Media & Services	1.8%
Industry Classification	% of Net Assets
Electric Utilities	1.8%
Containers & Packaging	1.7%
Electrical Equipment	1.5%
Residential REITs	1.5%
Building Products	1.5%
Automobile Components	1.4%
Marine Transportation	1.3%
Industrial REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.0%
Chemicals	0.9%
Electronic Equipment, Instruments & Components	0.9%
Household Durables	0.7%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.5%
Beverages	0.5%
Hotel & Resort REITs	0.5%
Retail REITs	0.5%
Others*	1.2%
105.8%
Liabilities in excess of other assets	(5.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Small Company Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R6
Trading Symbol	PJSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R6	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, though returns were marked by bouts of elevated volatility. Key influences included the
US presidential election, uncertainty regarding the US administration’s tariff and trade policies, renewed enthusiasm around artificial intelligence (AI), resilient corporate earnings, and a Federal Reserve rate cut late in the period. For the period, smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the broader market, as represented by the S&P 500 Index.
■
Positions within the health care sector (led by medtech and biotechnology) and consumer staples sector (driven by distribution) added the most to the Fund’s performance relative to the Russell 2500 Index (the “Index”).
■
Positions within the industrials sector, information technology sector (driven by software), real estate sector (specialized REITs and residential
REITs), and financials sector (especially financial services) were primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	3.92%	12.33%	10.64%
S&P 500 Index*	17.60%	16.47%	15.30%
Russell 2500 Index	10.16%	12.09%	10.52%
S&P SmallCap 600 Index	3.64%	12.94%	10.03%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,207,699,520
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 20,818,488
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE
SOME
KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 3,207,699,520
Number of fund holdings	121
Total advisory fees paid for the year	$ 20,818,488
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT
ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Banks	8.6%
Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan)	8.4%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.4%
Machinery	4.9%
Textiles, Apparel & Luxury Goods	4.5%
Metals & Mining	4.3%
Biotechnology	3.8%
Health Care Providers & Services	3.7%
Trading Companies & Distributors	3.3%
Aerospace & Defense	3.0%
Capital Markets	2.6%
Specialized REITs	2.6%
Hotels, Restaurants & Leisure	2.6%
Specialty Retail	2.3%
Professional Services	2.3%
Pharmaceuticals	2.2%
Consumer Staples Distribution & Retail	2.2%
Multi-Utilities	2.1%
Oil, Gas & Consumable Fuels	2.0%
Financial Services	1.9%
Interactive Media & Services	1.8%
Industry Classification	% of Net Assets
Electric Utilities	1.8%
Containers & Packaging	1.7%
Electrical Equipment	1.5%
Residential REITs	1.5%
Building Products	1.5%
Automobile Components	1.4%
Marine Transportation	1.3%
Industrial REITs	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Office REITs	1.0%
Chemicals	0.9%
Electronic Equipment, Instruments & Components	0.9%
Household Durables	0.7%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.5%
Beverages	0.5%
Hotel & Resort REITs	0.5%
Retail REITs	0.5%
Others*	1.2%
105.8%
Liabilities in excess of other assets	(5.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets